Federated Hermes Quality Bond Fund II
Portfolio of Investments
March 31, 2022 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—97.3%
		Basic Industry - Chemicals—0.3%
$ 500,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 523,975
		Basic Industry - Metals & Mining—1.5%
350,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	320,296
400,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	369,254
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	234,399
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	323,702
150,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.850%, 4/27/2031	137,225
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	1,020,329
		TOTAL	2,405,205
		Capital Goods - Aerospace & Defense—3.5%
600,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	596,775
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	281,293
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	197,349
450,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	444,705
600,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	576,423
584,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	541,876
275,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	278,148
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	404,473
145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	146,730
600,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	521,262
335,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	335,317
800,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	837,400
460,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 2.241% (3-month USLIBOR +1.735%), 2/15/2042	359,950
295,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	301,941
		TOTAL	5,823,642
		Capital Goods - Building Materials—1.2%
165,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	159,930
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	790,978
540,000		Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	508,128
300,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	260,168
300,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	300,165
		TOTAL	2,019,369
		Capital Goods - Construction Machinery—1.8%
500,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	454,491
600,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	551,788
250,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	236,998
195,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	193,074
500,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	500,038
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	598,251
510,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	477,019
		TOTAL	3,011,659
		Capital Goods - Diversified Manufacturing—4.2%
750,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	752,616
950,000		GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	969,753
205,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	197,687
400,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	369,828

Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$ 555,000		Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	$ 505,488
585,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	538,108
1,000,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	1,001,647
430,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	382,275
250,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	253,591
875,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	897,008
500,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	440,710
500,000		Vontier Corp., Sr. Unsecd. Note, 2.950%, 4/1/2031	445,143
235,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	229,676
		TOTAL	6,983,530
		Capital Goods - Packaging—0.3%
500,000		WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	505,630
		Communications - Cable & Satellite—2.4%
1,000,000		CCO Safari II LLC, 4.908%, 7/23/2025	1,037,978
550,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	496,538
900,000		Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	876,181
300,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	304,670
750,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	775,190
400,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	421,344
		TOTAL	3,911,901
		Communications - Media & Entertainment—1.0%
300,000		British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	305,174
132,000		Discovery Communications LLC, Sr. Unsecd. Note, 2.950%, 3/20/2023	132,354
500,000	[2]	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	520,735
310,000		Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	311,030
305,000		S&P Global, Inc., Sr. Unsecd. Note, 144A, 2.900%, 3/1/2032	296,089
		TOTAL	1,565,382
		Communications - Telecom Wireless—1.8%
500,000		American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	456,950
600,000		American Tower Corp., Sr. Unsecd. Note, 3.500%, 1/31/2023	605,835
300,000		Crown Castle International Corp., 3.150%, 7/15/2023	302,156
180,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	158,921
200,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	206,201
450,000		T-Mobile USA, Inc., Term Loan - 1st Lien, 3.750%, 4/15/2027	453,384
450,000		T-Mobile USA, Inc., Sec. Fac. Bond, 3.875%, 4/15/2030	452,368
395,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	407,128
		TOTAL	3,042,943
		Communications - Telecom Wirelines—1.9%
300,000		AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	286,343
877,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	780,916
450,000		AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	451,176
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	313,722
300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	277,930
800,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	698,607
110,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	102,349
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	172,332
		TOTAL	3,083,375
		Consumer Cyclical - Automotive—4.4%
1,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	1,002,340
605,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	564,248
250,000		Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	251,794

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 420,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	$ 424,322
250,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	268,615
500,000		General Motors Financial Co., Inc., 1.250%, 1/8/2026	458,159
500,000	[2]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	453,498
300,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	301,361
350,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	329,488
580,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.300%, 1/8/2026	532,024
680,000		Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.125%, 9/16/2024	636,542
200,000		Stellantis Finance US, Inc., 144A, 1.711%, 1/29/2027	182,616
500,000		Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	510,978
650,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.875%, 11/22/2023	628,084
500,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	461,456
300,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	305,724
		TOTAL	7,311,249
		Consumer Cyclical - Leisure—0.5%
355,000		Magallanes, Inc., Sr. Unsecd. Note, 144A, 3.755%, 3/15/2027	354,946
500,000		Magallanes, Inc., Sr. Unsecd. Note, 144A, 4.054%, 3/15/2029	503,058
		TOTAL	858,004
		Consumer Cyclical - Retailers—3.8%
1,000,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	998,153
470,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	449,032
665,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	694,447
275,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	255,937
1,290,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	1,351,672
200,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	206,927
500,000		Dollar Tree, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	512,026
500,000		Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	486,209
410,000		Home Depot, Inc., Sr. Unsecd. Note, 2.875%, 4/15/2027	408,757
320,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	273,753
120,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	124,257
580,000		Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	499,040
		TOTAL	6,260,210
		Consumer Cyclical - Services—1.8%
200,000	[2]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	174,169
500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	491,198
170,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	172,402
400,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	434,436
750,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	768,795
500,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	463,750
530,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	536,480
		TOTAL	3,041,230
		Consumer Non-Cyclical - Food/Beverage—5.1%
750,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	813,863
1,015,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	973,192
750,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	792,113
200,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	179,719
380,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	383,869
500,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	510,789
915,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	848,089
176,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	179,158
450,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	465,517

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$ 417,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	$ 411,877
900,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	915,408
300,000		Smithfield Foods, Inc., 144A, 2.625%, 9/13/2031	263,952
510,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	463,589
60,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	60,751
450,000		Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	448,347
700,000		Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	704,089
		TOTAL	8,414,322
		Consumer Non-Cyclical - Health Care—1.6%
440,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	446,793
250,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	254,025
203,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	206,466
235,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	224,277
470,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	460,803
85,000		HCA, Inc., Sec. Fac. Bond, 144A, 3.125%, 3/15/2027	83,187
255,000		PerkinElmer, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	231,001
330,000		PerkinElmer, Inc., Sr. Unsecd. Note, 2.550%, 3/15/2031	303,254
450,000		PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	439,411
		TOTAL	2,649,217
		Consumer Non-Cyclical - Pharmaceuticals—3.5%
210,000		Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	213,553
453,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	470,605
455,000		AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	450,077
300,000		AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	304,224
67,000		AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	73,226
235,000		AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	215,066
600,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	604,539
1,000,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,010,869
200,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	203,593
235,000		Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	211,779
600,000		Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	616,090
152,000	[2]	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	179,737
220,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	223,950
670,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	582,291
240,000		Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	221,032
300,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	272,160
		TOTAL	5,852,791
		Consumer Non-Cyclical - Supermarkets—0.5%
610,000		Kroger Co., Bond, 6.900%, 4/15/2038	805,593
		Consumer Non-Cyclical - Tobacco—1.0%
350,000		Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	362,390
250,000		BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	224,762
290,000		BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	288,613
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	306,633
360,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	414,608
		TOTAL	1,597,006
		Energy - Independent—2.8%
250,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	240,007
420,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	422,207
250,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 6/1/2024	248,859
215,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	200,309

Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$ 500,000		Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 3.900%, 5/15/2027	$ 504,532
700,000	[2]	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	719,428
300,000		Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	309,796
100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	99,411
1,000,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	1,008,990
325,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 1.125%, 1/15/2026	301,806
550,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	496,365
		TOTAL	4,551,710
		Energy - Integrated—2.2%
500,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	515,576
500,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	509,237
300,000	[2]	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	272,227
500,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	516,781
500,000		Chevron Corp., Sr. Unsecd. Note, 1.141%, 5/11/2023	493,950
530,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	630,783
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	249,386
175,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	177,236
325,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	326,002
		TOTAL	3,691,178
		Energy - Midstream—2.7%
265,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	251,151
500,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	517,710
205,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	203,045
300,000		Energy Transfer Operating, Sr. Unsecd. Note, 3.750%, 5/15/2030	295,556
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	580,421
470,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	476,439
290,000		MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	272,123
350,000		MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	352,787
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	404,564
345,000		ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	348,594
140,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	141,473
600,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	613,076
		TOTAL	4,456,939
		Energy - Oil Field Services—0.2%
300,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	305,141
		Energy - Refining—0.9%
600,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	624,183
185,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	173,138
215,000		Valero Energy Corp., 7.500%, 4/15/2032	272,032
335,000	[2]	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	415,576
		TOTAL	1,484,929
		Financial Institution - Banking—20.1%
1,085,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,107,222
500,000		Bank of America Corp., Sr. Unsecd. Note, 1.734%, 7/22/2027	464,794
1,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	924,280
1,250,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,259,596
200,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	200,194
750,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	737,392
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	498,295
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	516,367
250,000	[2]	Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	241,141

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 550,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	$ 556,423
350,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.200%, 1/30/2023	353,105
500,000		Citigroup, Inc., 4.125%, 7/25/2028	508,565
800,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	734,328
250,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	250,382
980,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	988,544
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.700%, 1/12/2026	506,597
500,000	[2]	Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	510,121
90,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	83,103
660,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	667,484
300,000		Comerica, Inc., 3.800%, 7/22/2026	305,456
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	510,029
140,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	136,952
500,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	506,363
250,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	240,851
685,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	681,235
750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	650,762
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.640%, 2/24/2028	239,300
1,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,256,314
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	512,437
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	512,720
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	1,010,247
240,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	225,561
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	924,430
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	457,560
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	458,769
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	506,970
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	521,814
500,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	505,718
500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	511,049
750,000		Morgan Stanley, Sr. Unsecd. Note, 0.790%, 5/30/2025	713,075
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	918,310
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	1,009,644
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	443,727
165,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	155,025
1,000,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	1,018,555
330,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	321,508
700,000		State Street Corp., Sr. Unsecd. Note, 3.300%, 12/16/2024	707,425
475,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 12/6/2024	467,728
500,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 3.000%, 2/2/2023	503,535
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	201,715
300,000	[2]	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.750%, 12/6/2023	305,759
250,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	239,082
750,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	723,986
2,120,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	2,092,764
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	244,891
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	930,266
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	499,823
		TOTAL	33,279,288
		Financial Institution - Broker/Asset Mgr/Exchange—1.6%
500,000		Charles Schwab Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	508,044

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$ 370,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	$ 374,422
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	224,515
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	240,371
245,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	255,272
595,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	630,500
390,000		Stifel Financial Corp., 4.250%, 7/18/2024	398,169
		TOTAL	2,631,293
		Financial Institution - Finance Companies—1.7%
190,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	174,557
205,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	189,446
500,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.500%, 1/15/2025	491,696
550,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	561,754
700,000		Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	645,845
550,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	536,165
250,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	255,312
		TOTAL	2,854,775
		Financial Institution - Insurance - Health—1.1%
645,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	590,191
163,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	165,426
650,000		CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	684,749
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	416,867
		TOTAL	1,857,233
		Financial Institution - Insurance - Life—1.0%
350,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	352,926
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	818,534
172,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	259,707
290,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	274,612
		TOTAL	1,705,779
		Financial Institution - Insurance - P&C—0.8%
250,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	251,584
300,000	[2]	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	304,482
250,000		CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	250,624
95,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	97,089
300,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	458,359
		TOTAL	1,362,138
		Financial Institution - REIT - Apartment—1.1%
395,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	395,157
115,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	110,669
500,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	507,143
320,000		Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	277,875
500,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	490,017
		TOTAL	1,780,861
		Financial Institution - REIT - Healthcare—1.2%
445,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	385,711
710,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	727,814
375,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	349,916
500,000		Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	482,063
		TOTAL	1,945,504
		Financial Institution - REIT - Office—0.6%
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	276,737
480,000		Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	480,181

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—continued
$ 80,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	$ 77,497
120,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	107,137
	TOTAL	941,552
	Financial Institution - REIT - Other—0.6%
320,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	341,206
275,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	248,244
450,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	461,838
	TOTAL	1,051,288
	Financial Institution - REIT - Retail—0.5%
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	227,140
410,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	407,022
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	234,586
	TOTAL	868,748
	Sovereign—0.4%
510,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	603,967
	Technology—6.5%
315,000	Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	301,004
650,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	653,862
125,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	142,159
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	347,611
280,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	282,310
666,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	675,346
135,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	126,246
250,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	249,877
250,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	236,100
750,000	Dell International LLC / EMC Corp., 5.300%, 10/1/2029	818,225
150,000	Dell International LLC / EMC Corp., 5.850%, 7/15/2025	160,233
350,000	Dell International LLC / EMC Corp., 6.200%, 7/15/2030	399,627
480,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	474,539
80,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	80,846
250,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	231,100
230,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	229,471
500,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	516,481
175,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	177,782
500,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	512,452
460,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	473,106
100,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	95,452
310,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	325,289
750,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	744,503
190,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	193,343
500,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	466,904
750,000	Oracle Corp., Sr. Unsecd. Note, 3.400%, 7/8/2024	755,865
260,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	268,231
600,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	619,479
265,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	243,675
	TOTAL	10,801,118
	Technology Services—0.8%
255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	232,371
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	295,235
600,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	564,115
90,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	83,193

Principal Amount			Value
		CORPORATE BONDS—continued
		Technology Services—continued
$ 145,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	$ 131,460
		TOTAL	1,306,374
		Transportation - Airlines—0.3%
275,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	280,893
215,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	225,963
		TOTAL	506,856
		Transportation - Railroads—1.2%
250,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	235,887
500,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	465,021
850,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	852,701
500,000	[2]	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	481,386
		TOTAL	2,034,995
		Transportation - Services—2.1%
735,000		GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 1.650%, 7/15/2026	664,607
315,000		GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	273,646
215,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	197,587
250,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	232,325
300,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	300,846
250,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	257,486
350,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	326,284
600,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.875%, 12/1/2023	609,059
590,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	608,073
		TOTAL	3,469,913
		Utility - Electric—3.7%
310,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	313,588
185,000		Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	173,550
125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	114,016
380,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	381,582
500,000		Berkshire Hathaway Energy Co., 3.500%, 2/1/2025	507,463
130,000		Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	134,107
560,000		Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	559,292
400,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	353,464
500,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	500,911
190,000		Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	179,993
330,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	303,384
385,000		Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	397,950
250,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	249,227
240,000		Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	237,570
140,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	140,635
300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	303,986
500,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	499,257
245,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	224,478
250,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	250,382
155,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	142,342
108,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.550%, 6/15/2025	108,333
		TOTAL	6,075,510
		Utility - Natural Gas—0.8%
280,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	255,212
600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	604,089
395,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	418,726
		TOTAL	1,278,027

Principal Amount		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas Distributor—0.3%
$ 450,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	$ 448,466
	TOTAL CORPORATE BONDS (IDENTIFIED COST $164,189,662)	160,959,815
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
308	Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	343
	Government National Mortgage Association—0.0%
341	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	353
1,198	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	1,278
1,738	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	1,863
2,334	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	2,494
3,732	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	3,984
2,682	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	2,900
486	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	525
1,997	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	2,176
7,059	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	7,667
4,756	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	5,184
10,896	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	11,895
809	Government National Mortgage Association, Pool 516688, 8.000%, 8/15/2029	894
	TOTAL	41,213
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $38,359)	41,556
	REPURCHASE AGREEMENTS—3.0%
3,463,000	Interest in $1,592,000,000 joint repurchase agreement 0.30%, dated 3/31/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,592,013,267 on 4/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $1,623,853,532.	3,463,000
1,590,890	Interest in $1,592,000,000 joint repurchase agreement 0.30%, dated 3/31/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,592,013,267 on 4/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $1,623,853,532. (purchased with proceeds from securities lending collateral)	1,590,890
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $5,053,890)	5,053,890
	TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $169,281,911)	166,055,261
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[3]	(565,731)
	TOTAL NET ASSETS—100%	$165,489,530
At March 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[4]United States Treasury Notes 10-Year Long Futures	10	$1,228,750	June 2022	$(32,835)
[4]United States Treasury Notes 10-Year Ultra Long Futures	5	$677,344	June 2022	$(22,512)
Short Futures:
[4]United States Treasury Long Bond Short Futures	24	$3,601,500	June 2022	$109,257
[4]United States Treasury Ultra Bond Short Futures	1	$177,125	June 2022	$7,092
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$61,002
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,739,199 and $5,636,445, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of March 31, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$1,543,617	$1,590,890

3	Assets, other than investments in securities, less liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;

◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$160,959,815	$—	$160,959,815
Mortgage-Backed Securities	—	41,556	—	41,556
Repurchase Agreements	—	5,053,890	—	5,053,890
TOTAL SECURITIES	$—	$166,055,261	$—	$166,055,261
Other Financial Instruments:[1]
Assets	$116,349	$—	$—	$116,349
Liabilities	(55,347)	—	—	(55,347)
TOTAL OTHER FINANCIAL INSTRUMENTS	$61,002	$—	$—	$61,002

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust